Fair Value Measurements - Included in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Gains (losses) on derivative and hedging activities, net	$ (27)	$ 37	$ (298)
Interest expense	77	120	224
Total	$ 50	$ 157	$ (74)